Segment information and revenue - Major customers service fees charged on loans facilitated (Details) - Fees generated on loans facilitated	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue	66.31%	66.42%	62.49%
Ping An Group and its subsidiaries [Member]
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue	56.60%	56.06%	52.13%
Lufax and its subsidiaries
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue	9.71%	10.36%	10.36%